13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

6/30/2011

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	August 15, 2011

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:	$ 99,195  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
 APPROACH RESOURCES INC        COM        03834A-10-3  2,167       95,567               SOLE                SOLE
 FRANKLIN RES INC              COM        354613-10-1  2,626       20,000               SOLE                SOLE
 HIGHER ONE HLDGS INC          COM        42983D-10-4  1,836       97,053               SOLE                SOLE
 ISHARES TR INDEX MSCI EAFE    IDX        464287-46-5  9,983       166,000              SOLE                SOLE
 ISHARES TR INDEX MSCI EMERG   MKT        464287-23-4  72,681      1,526,916            SOLE                SOLE
 SPDR S&P 500 ETF TR TR       UNIT        78462F-10-3  2,771       21,000               SOLE                SOLE
BERKSHIRE HATHAWAY INC        DEL CL A    084670-10-8  6,270       54                   SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  861         20,614               SOLE                SOLE







TOTAL                                                   99,195      1,947,204